UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22777

Investment Company Act File Number

Eaton Vance Municipal Income Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Term Trust

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.8%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$3,380	$3,643,099

		$3,643,099

Education — 12.0%
Central Washington University, 3.25%, 5/1/29	$2,910	$2,668,354
Central Washington University, 3.25%, 5/1/30	3,265	2,953,192
Portland Community College District, OR, 3.25%, 6/15/32(1)(2)	10,250	9,714,118
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	8,857,624

		$24,193,288

Electric Utilities — 12.1%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$2,980	$3,031,435
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 4.00%, 5/15/33	7,500	7,512,675
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 6/1/30	1,150	1,174,196
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	1,000	609,110
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	11,422,500
WPPI Energy, WI, 5.00%, 7/1/32	500	549,925

		$24,299,841

General Obligations — 37.3%
Hawaii, 5.00%, 11/1/28(1)(2)	$8,000	$9,268,800
Illinois, 5.00%, 5/1/33(3)	3,200	3,381,888
New York, 3.00%, 3/1/32(1)(2)	10,000	9,334,200
New York, NY, 5.00%, 3/1/30(4)	5,000	5,657,150
Pennsylvania, 4.00%, 4/1/29(1)(2)	10,000	10,588,400
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)(2)	10,000	10,127,000
Santa Clara County, CA, (Election of 2008), 3.00%, 8/1/31	5,000	4,565,900
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)(2)	4,200	4,358,340
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)(2)	4,350	4,482,979
University City, MO, School District, 0.00%, 2/15/32	3,000	1,414,200
University City, MO, School District, 0.00%, 2/15/33	3,000	1,337,340
Washington, 4.00%, 7/1/29(1)	10,000	10,521,300

		$75,037,497

Hospital — 17.3%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/29(1)(2)	$10,000	$11,221,600
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,482,275
Massachusetts Development Finance Agency, (Lowell General Hospital), 5.00%, 7/1/37	4,650	4,777,085
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 5.375%, 10/1/28	1,000	999,960
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,610	2,417,747
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	715	658,951
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39(3)	850	895,178

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	$10,000	$9,815,100
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,616,160

		$34,884,056

Housing — 8.4%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$5,500	$5,476,130
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	1,500	1,482,285
Virginia Housing Development Authority, 3.625%, 1/1/31(1)(2)	10,000	10,035,900

		$16,994,315

Industrial Development Revenue — 12.6%
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	$2,500	$2,500,850
Illinois Finance Authority, (Peoples Gas Light and Coke Co.), 4.00%, 2/1/33	1,500	1,458,405
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	5,000	4,898,900
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	2,500	2,481,700
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,155	1,135,446
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,845	3,779,904
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	515,945
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	882,266
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	4,895	5,604,873
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), 3.625%, 5/15/30	360	317,851
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	2,140	1,867,621

		$25,443,761

Insured – Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	$5,000	$4,673,750

		$4,673,750

Insured – General Obligations — 0.2%
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	$500	$503,240

		$503,240

Insured – Industrial Development Revenue — 2.1%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,147,752

		$4,147,752

Insured – Other Revenue — 0.7%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$1,340	$1,436,507

		$1,436,507

Insured – Special Tax Revenue — 0.1%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	$1,115	$217,124

		$217,124

Security	Principal Amount (000’s omitted)	Value
Insured – Transportation — 1.0%
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	$1,000	$964,410
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,076,400

		$2,040,810

Insured – Water and Sewer — 2.0%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/26	$4,000	$3,938,840

		$3,938,840

Lease Revenue/Certificates of Participation — 6.1%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,002,780
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/30(1)(2)	10,000	11,329,900

		$12,332,680

Other Revenue — 7.4%
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(1)	$10,000	$10,572,500
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,702,015
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	1,500	1,563,945

		$14,838,460

Senior Living/Life Care — 3.7%
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	$140	$149,024
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	627,210
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,327,925
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16	110	110,146
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	636	636,324
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	710	714,083
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	740,949
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	867,257
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.25%, 6/1/34(3)	500	539,285
Savannah, GA, Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	500	529,275
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,257,468

		$7,498,946

Special Tax Revenue — 14.2%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/28(1)(2)	$10,000	$11,528,800
Florida Department of Environmental Protection, (Everglades Restoration), 3.25%, 7/1/28	2,930	2,798,590
Florida Department of Environmental Protection, (Everglades Restoration), 3.25%, 7/1/29	3,030	2,839,564
Florida Department of Environmental Protection, (Everglades Restoration), 3.50%, 7/1/32	1,130	1,044,979
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	10,379,100

		$28,591,033

Student Loan — 1.0%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$2,000	$1,959,680

		$1,959,680

Security	Principal Amount (000’s omitted)	Value
Transportation — 16.6%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/31	$5,000	$5,296,400
Foothill/Eastern Transportation Corridor Agency, CA, 0.00%, 1/15/27	2,000	1,229,080
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	554,080
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,032,120
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,370,100
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	550,808
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/29	10,000	4,906,000
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)(2)	10,000	9,733,600
Route 460 Funding Corp., VA, 0.00%, 7/1/29	2,880	1,279,613
Route 460 Funding Corp., VA, 0.00%, 7/1/30	2,670	1,113,150
Route 460 Funding Corp., VA, 0.00%, 7/1/31	3,000	1,177,860
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/29	3,665	1,959,968
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	6,600	3,131,304

		$33,334,083

Water and Sewer — 4.3%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$984,710
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	7,500	7,645,425

		$8,630,135

Total Tax-Exempt Investments — 163.2% (identified cost $328,070,927)		$328,638,897

Other Assets, Less Liabilities — (63.2)%		$(127,313,731)

Net Assets — 100.0%		$201,325,166

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At April 30, 2014, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.1%
Texas	10.6%
Others, representing less than 10% individually	75.3%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2014, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 2.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $35,354,063.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

The Trust did not have any open financial instruments at April 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$197,870,664

Gross unrealized appreciation	$6,594,434
Gross unrealized depreciation	(6,081,201)

Net unrealized appreciation	$513,233

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$328,638,897	$—	$328,638,897
Total Investments	$—	$328,638,897	$—	$328,638,897

The Trust held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2014